UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2009

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     November 6, 2009
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $125,765,651 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


09/30/2009
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










A T & T Inc.
COMMON
00206R102
252,733
9,357
x
ALL
9,357

0
Abbott Laboratories
COMMON
002824100
3,007,034
60,785
x
ALL
59,160

1,625
AFLAC Incorporated
COMMON
001055102
4,584,079
107,255
x
ALL
104,555

2,700
Alcon Inc
COMMON
H01301102
4,313,885
31,109
x
ALL
29,694

1,415
Altria Group, Inc.
COMMON
02209S103
1,160,446
65,157
x
ALL
62,950

2,207
Apache Corporation
COMMON
037411105
200,281
2,181
x
ALL
1,950

231
Automatic Data Processing
COMMON
053015103
2,839,425
72,250
x
ALL
70,425

1,825
Becton, Dickinson & Co.
COMMON
075887109
4,774,388
68,450
x
ALL
66,775

1,675
Chevron Corporation
COMMON
166764100
524,281
7,444
x
ALL
7,344

100
Choice Hotels Intl
COMMON
169905106
1,457,646
46,930
x
ALL
45,580

1,350
Clorox Company
COMMON
189054109
1,424,032
24,210
x
ALL
23,835

375
DENTSPLY Intl Inc.
COMMON
249030107
487,014
14,100
x
ALL
14,100

0
Diamond Offshore Drilling
COMMON
25271C102
2,970,672
31,100
x
ALL
29,750

1,350
Dominion Resources, Inc.
COMMON
25746U109
1,950,803
56,545
x
ALL
55,170

1,375
Emerson Electric Co.
COMMON
291011104
2,175,142
54,270
x
ALL
52,820

1,450
Extra Space Storage
COMMON
30225T102
1,562,191
148,075
x
ALL
142,875

5,200
Exxon Mobil Corporation
COMMON
30231G102
1,505,921
21,949
x
ALL
18,894

3,055
General Electric Company
COMMON
369604103
2,104,271
128,153
x
ALL
123,203

4,950
GlaxoSmithkline PLC ADRs
COMMON
37733W105
4,120,458
104,289
x
ALL
101,339

2,950
HCC Insrnc Holdings, Inc.
COMMON
404132102
254,355
9,300
x
ALL
9,300

0
Intel Corp
COMMON
458140100
213,313
10,900
x
ALL
9,400

1,500
J.M. Smucker Company
COMMON
832696405
976,974
18,430
x
ALL
17,686

744
Johnson & Johnson
COMMON
478160104
595,200
9,775
x
ALL
9,775

0
McCormick & Co, Inc.
COMMON
579780206
3,360,230
99,005
x
ALL
96,905

2,100










Page Total


46,814,772





















09/30/2009
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















McGraw-Hill Co, Inc.
COMMON
580645109
3,092,974
123,030
x
ALL
120,380

2,650
Medtronic, Inc.
COMMON
585055106
1,321,488
35,910
x
ALL
35,410

500
Meredith Corporation
COMMON
589433101
1,319,755
44,080
x
ALL
41,230

2,850
Microsoft Corporation
COMMON
594918104
538,320
20,930
x
ALL
19,930

1,000
Newmont Mining Corp
COMMON
651639106
2,535,332
57,595
x
ALL
56,170

1,425
Noble Corporation
COMMON
H5833N103
5,569,681
146,725
x
ALL
143,325

3,400
ONEOK, Inc.
COMMON
682680103
5,551,043
151,585
x
ALL
147,260

4,325
Oracle Corporation
COMMON
68389X105
4,015,326
192,674
x
ALL
187,974

4,700
Pall Corporation
COMMON
696429307
3,308,700
102,500
x
ALL
98,325

4,175
Paychex, Inc.
COMMON
704326107
2,368,181
81,521
x
ALL
78,696

2,825
PepsiCo, Inc.
COMMON
713448108
5,216,047
88,920
x
ALL
85,670

3,250
PetSmart, Inc.
COMMON
716768106
851,513
39,150
x
ALL
39,150

0
Philip Morris Intl
COMMON
718172109
5,652,232
115,967
x
ALL
112,280

3,687
Portfolio Recovery Assoc
COMMON
73640Q105
4,439,847
97,945
x
ALL
96,845

1,100
Principal Fncl Grp, Inc.
COMMON
74251V102
2,890,604
105,535
x
ALL
102,410

3,125
Procter & Gamble Company
COMMON
742718109
1,682,228
29,044
x
ALL
27,944

1,100
Rocky Mtn Choclt Factory
COMMON
774678403
374,544
41,616
x
ALL
40,216

1,400
Roper Industries, Inc.
COMMON
776696106
2,242,100
43,980
x
ALL
42,780

1,200
Techne Corporation
COMMON
878377100
535,514
8,560
x
ALL
8,410

150
Transocean Ltd.
COMMON
H8817H100
6,047,399
70,705
x
ALL
68,905

1,800
UDR, Inc.
COMMON
902653104
1,985,208
126,125
x
ALL
121,925

4,200
Varian Mdcl Systems, Inc.
COMMON
92220P105
3,964,854
94,110
x
ALL
92,110

2,000
Vodafone Group Plc Adr
COMMON
92857W209
1,359,720
60,432
x
ALL
56,107

4,325
Washington REIT SBI
COMMON
939653101
1,581,120
54,900
x
ALL
53,150

1,750










Page Total


68,443,728





















09/30/2009
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Wellpoint, Inc.
COMMON
94973V107
2,769,613
58,480
x
ALL
57,330

1,150
Western Union
COMMON
959802109
2,626,191
138,805
x
ALL
129,830

8,975
Willis Group Holdings
COMMON
G96655108
5,111,348
181,125
x
ALL
177,450

3,675










Page Total


10,507,151


























Grand Total


125,765,651



























